UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05608

PUBLIC FACILITY LOAN TRUST
(Exact name of registrant as specified in charter)

C/O U.S. BANK CORP TRUST DEPT ONE FEDERAL STREET BOSTON, MA			02110
(Address of principal executive offices)			(Zip code)

DAVID W. DOUCETTE U.S. BANK CORPORATE TRUST SERVICES ONE FEDERAL STREET, BOSTON, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6534

Date of fiscal year end:	DECEMBER 31, 2006

Date of reporting period:	January 1, 2006 – June 30, 2006

Item 1.            Reports to Stockholders.

Public Facility Loan Trust

Statement of Assets and Liabilities

For The Period Ended 6/30/06

ASSETS:
Investment in Loans, at amortized cost (Note 3 and Schedule of Investments)	13,988,339
Temporary investments (Note 4)	7,809,416
Accrued interest receivable	37,509
Deferred bond issuance costs, net of accumulated amortization of $2,646,821	2,919
Cash	(5,037)
Total assets	21,833,146

LIABILITIES:
Bonds payable, at amortized cost (Note 5)	—
Accrued interest payable	—
Accrued expenses and other liabilities	222,671
Refunds	11,108
Total liabilities	233,779

Net assets	$21,599,367

NET ASSETS REPRESENTED BY:
Class A Certificates of beneficial interest (maximum liquidation price of $50,000, at par (Note 6)	500
Class B Certificates of beneficial interest, at par (Note 6)	10,000
Additional paid-in capital	8,701,173
Undistributed net investment income	12,887,694
$21,599,367

MAXIMUM FIXED LIQUIDATION PRICE OF CLASS ACERTIFICATES, per share of beneficial interest	$100

NET ASSET VALUE OF CLASS B CERTIFICATES, per share of beneficial interest	$2,154.94

The accompanying notes are an integral part of this statement.

1

Public Facility Loan Trust

Statement of Operations

For The Period Ended 6/30/06

INVESTMENT INCOME:
Interest	$937,248

EXPENSES:
Interest	—
Servicing fees (Note 7)	7,175
Amortization of deferred bond issuance costs	—
Trustee fees (Note 7)	58,052
Other	66,644
Total expenses	131,871

Net investment income	$805,377

The accompanying notes are an integral part of this statement.

2

Public Facility Loan Trust

Statements of Changes in Net Assets

For The Period Ended 6/30/06

	6/30/06	6/30/05

NET INVESTMENT INCOME	$805,377	$1,176,596

DISTRIBUTIONS TO HOLDERS OF:
Class A Certificates	$(30)	$(30)
Class B Certificates	$(2,806,226)	$(615,933)
Total distributions	$(2,806,256)	$(615,963)

Increase (decrease in net assets)	$(2,000,879)	$560,633

NET ASSETS:
Beginning of period	$23,600,246	$23,621,700

End of period	$21,599,367	$24,182,333

The accompanying notes are an integral part of these statements.

3

Public Facility Loan Trust

Statement of Cash Flows

For The Period Ended 6/30/06

	06/30/06	06/30/05	Dollar Change	Percentage Change
OPERATING ACTIVITIES:

Cash received from loans-
Interest	$342,908	658,911	(316,003)	-48%
Refundable payments	(8,264)	(26,295)	18,031	-69%
Interest income from temporary investments	174,309	302,075	(127,766)	-42%
Interest expense	—	(169,686)	169,686	-100%
Other expenses	(166,469)	(234,210)	67,741	-29%
Net cash provided by operating activities	342,484	530,795	(188,311)	-35%

INVESTMENT ACTIVITIES:
Principal collections on loans	2,256,359	3,546,982	(1,290,623)	-36%
Net increase in temporary investments	202,006	424,377	(222,371)	-52%
Net cash provided by investing activities	2,458,365	3,971,359	(1,512,994)	-38%

FINANCING ACTIVITIES:
Principal payments to Bondholders	—	(3,886,524)	3,886,524	-100%
Distributions to Certificateholders - Class A	(30)	(30)	—
Distributions to Certificateholders - Class B	(2,806,226)	(615,933)	(2,190,293)	356%
Net cash (used in) financing activities	(2,806,256)	(4,502,487)	1,696,231	-38%

Net decrease in cash	(5,407)	(333)	(5,074)	1526%

CASH:
Beginning of period	334	333	1	0%

End of period	(5,073)	1	(5,074)	-626364%

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net investment income	805,377	1,176,596	(371,219)	-32%
Ajustment relating to Loans-
Accretion of market discount	(452,058)	(655,944)	203,886	-31%
Increase in accrued interest receivable	32,397	14,730	17,667	120%
Adjustments relating to Bonds-
Amortization of original issue discount	—	108,882	(108,882)	-100%
Amortization of deferred bond issuance costs	—	3,698	(3,698)	-100%
Decrease in accrued interest payable	—	(97,163)	97,163	-100%
Other adjustments-
Increase in accrued expenses and other liabilities	(34,598)	234,210	(268,808)	-115%
Decrease in Refund Liability	(8,264)	(26,295)	18,031	-69%

Net cash provided by operating activities	342,854	758,713	(415,859)	-55%

The accompanying notes are an integral part of this statement.

4

Public Facility Loan Trust

Financial Highlights For the Class B Certificates

For The Period Ended 6/30/06

	6/30/2006	6/30/2005
PER SHARE DATA:
Net asset value, beginning of period	$(370.43)	$(191.18)
Net investment income	(80.54)	(117.66)
Distributions to Class A and B Certificateholders	(280.63)	(61.60)
Net asset value, end of period	$(731.59)	$(370.43)

RATIOS AND SUPPLEMENTAL DATA:
Expenses to average net assets	0.58%	1.78%
Net investment income to average net assets	3.52%	4.99%
Net assets applicable to Class B Certificates	$21,549,366.82	$24,132,332.62

5

Public Facility Loan Trust

Notes To Financial Statements-Unaudited

June 30, 2006

1. The Trust and its Activities

Public Facility Loan Trust (the “Trust”) was established in July, 1988 under the laws of the Commonwealth of Massachusetts by a declaration of trust (the “Declaration of Trust”) by Shawmut Bank, N.A., not acting in its individual capacity but solely as owner trustee (the “Owner Trustee”). US Bank is currently the Owner Trustee. The Trust is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. The sole purpose of the Trust is to raise funds through the issuance and sale of its Bonds (as defined below) and to invest the related proceeds in the Loans (as defined below) which it purchased from the United States Department of Housing and Urban Development (“HUD”).

In August, 1988, the Trust purchased 1,196 loans (the “Loans”) from HUD, which had an aggregate outstanding principal balance of approximately $271,950,000, in return for (i) the net proceeds from the sale of the Trust’s Bonds (as defined below) and (ii) the Class A and B Certificates of beneficial interest in the net assets of the Trust (the “Certificates”). Pursuant to an indenture (the “Indenture”) dated August 1, 1988, between the Trust and Chemical Bank, as bond trustee (the “Bond Trustee”), the Trust issued four classes of sequential pay bonds (the “Bonds”) in August, 1988, which had an aggregate par value of $235,958,000, using the Loans as collateral. The Bond Trustee holds the original notes and bonds evidencing the Loans. Chase Manhattan Bank successor to Chemical Bank, is currently the Bond Trustee.

During 1997, GMAC Commercial Mortgage Corporation (“GMAC”) became the servicer of the Trust’s Loans pursuant to the servicing agreement dated August 1, 1988 (the “Servicing Agreement”). Prior to that time, the Trust’s servicer was General Electric Capital Corporation (“GECC”). (GMAC and GECC are hereinafter referred to as the “Servicer”). The Servicer’s responsibilities include collecting payments on the Loans and maintaining the Loan files.

In accordance with the Indenture, the Trust maintains three funds, the Revenue, Expense and Liquidity Funds (the “Funds”), which are invested temporarily in permitted investments. All payments received on the Loans and earnings on the amounts in the Funds are used to make payments on the Bonds, to pay the Trust’s administrative expenses and to make distributions to the Certificate holders.

2. Summary of Significant Accounting Policies

Investment in Loans and Temporary Investments

The Loans were recorded at the inception of the Trust at their purchased cost. Such cost resulted in the recognition of market discount from the Loans’ outstanding principal balances. The purchase cost was determined by an independent appraiser, since a portion of the consideration paid by the Trust (the Class A and B Certificates) for the Loans did not have a readily determinable market value. The appraised value of the Loans was also used to determine the initial carrying amount of the Certificates.

Pursuant to a “no action letter” the Trust received from the Securities and Exchange Commission, the market discount on the Loans is included in the Trust’s statement of operations using the amortized cost method of accounting. Under this method, interest on each Loan is recognized by applying the Loan’s effective interest rate to the amortized cost of the Loan at the beginning of the period. A Loan’s effective interest rate is the rate which discounts the Loan’s scheduled future cash flows (including principal and interest) to its amortized cost. The amortization of market discount for each Loan included in the Trust’s statement of operations is the difference between the Loan’s interest income and its coupon interest.

Temporary investments are stated at cost.

Deferred Bond Issuance Costs

Deferred bond issuance costs of $2,649,740 were capitalized on the date the Bonds were issued and are amortized using the effective interest method over the estimated life of the bonds.

Bonds Payable

The Bonds are stated at their outstanding par value less unamortized original issue discount. Original issue discount amortization is included in the Trust’s statement of operations using the effective interest method.

Income and Expense Recognition

Investment income and expenses are recognized on an accrual basis.

Federal Income Taxes

No provision for federal income taxes is included in the Trust’s statement of operations since the Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, if any, to its Certificate holders to the extent that such distributions are permitted by the indenture.

Presentation of Capital Distributions

During 1994, the Trust adopted the American Institute of Certified Public Accountants’ Statement of Position 93-2, “Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies” (“SOP 93-2”). SOP 93-2 requires the reporting of distributions in excess of tax basis earnings and profits as a tax return of capital and the presentation of capital accounts on a basis that approximates amounts available for future distributions on a tax basis. Tax basis earnings and profits are computed in accordance with income tax regulations, which differ, in certain respects, from the methods used by the Trust to determine the corresponding amounts in accordance with generally accepted accounting principles.

There were no changes in the Trust’s net assets and net investment income as a result of adopting SOP 93-2. As the Trust has no capital gains and its tax basis earnings and profits exceeded the distributions made to the Trust’s Certificate holders, no distributions have been characterized as tax returns of capital.

Use of Estimates

In preparing its financial statements, the Owner Trustee made certain estimates and assumptions that affect amounts at which assets and liabilities and investment income and expenses are reported in the Trust’s statement of assets and liabilities and statement of operations, respectively. Future results could differ from these estimates.

3. The Loans

The Loans are bonds and other loans, substantially all of which are tax-exempt, issued by municipalities, special districts, not for-profit organizations, hospitals and Indian tribes to refinance loans for the construction of water, sewage, hospital and other public facilities.

The Loans may generally be repaid ahead of schedule at the option of the borrowers at par or with a small premium. The Loans are secured by various types of collateral, including general obligations and pledges of gross or net revenues, special assessments and mortgages. The Trust purchased the Loans from HUD without recourse, except for certain representations and warranties by HUD specified in the related Loan Sale Agreement. These representations and warranties were originally scheduled to expire in August 1990. During 1990 and 1991, HUD extended certain of its representations and warranties to May 1992. During 1992, HUD verbally agreed to extend certain of its representations and warranties until a notice of breach and agreement is executed.

The amortized cost of the Loans at June 30, 2006, was as follows:

Outstanding principal	$15,940,929
Unamortized market discount	(1,952,590)
$13,988,339

4. Temporary Investments

The Trust has entered into investment agreements pertaining to its temporary investments with JP Morgan Chase Bank for the three Funds that are required by the Indenture. As all the Bonds were paid in full in August 2005, JP Morgan Chase Bank closed the three Fund Accounts, and transferred the balances of the three Funds to US Bank in April 2006. Due to the full repayment of the Bonds, Monies deposited into the Funds are invested at the variable interest rates and are available for other payments pursuant to the Indenture on each Payment Date. (as defined in Note 5).

At June 30, 2006, the Fund balances and interest rates, which are variable due to full repayment of the Bonds were as follows:

Fund	Interest Rate	Fund Balance
Revenue	Variable	$2,666,445
Expense	Variable	3,902,442
Liquidity	Variable	1,240,528
		$7,809,416

Substantially all of the June 30, 2006 Revenue Fund balance was used to make the August 1, 2006 Certificate distribution described in Note 6.

5. The Bonds

The Bonds are sequential pay bonds, with semiannual interest payable on each February 1 and August 1 (each, a “Payment Date”) at 5% per annum.

The indenture provides that principal payments are to be made on the Bonds on each Payment Date prior to the Bond’s stated maturity in an aggregate amount equal to the lesser of the Available Amount or the Principal Distribution Amount (both as defined below) on such Payment Date. The Indenture provides that such principal payments are to be applied to each class of Bonds in the order of their respective stated maturities so that no principal payments are made until the Bonds having an earlier stated maturity have been paid in full. The Bonds are not otherwise subject to redemption prior to their stated maturity.

The Available Amount is the amount in the Revenue and Liquidity Funds on each Payment Date, after payment of (a) interest on, and principal at stated maturity of, the Bonds, (b) scheduled administrative expenses not paid from the Expense Fund and (c) any required funding of the Expense or Liquidity Funds.

The Principal Distribution Amount for any Payment Date is the sum of (a) the difference, if any, between the aggregate Collateral Value (as defined below) of the Loans on such Payment Date and the aggregate Collateral Value of the Loans on the immediately preceding Payment Date and (b) the unpaid portion of any previous Principal Distribution Amount.

The Collateral Value of each Loan is equal to the lesser of (a) the present value of the remaining scheduled interest and principal payments on the Loan, together with assumed reinvestment income thereon from each Assumed Deposit Date (30 to 60 days after the date the scheduled payments are due) to the Payment Date that follows its Assumed Deposit Date (as defined in the Indenture) at the variable Reinvestment Rate, discounted semiannually to the Payment Date using a discount rate of 5% per annum or (b) the outstanding principal balance of the Loan.

The Class 1 Bonds, the Class 2 Bonds, the Class 3 Bonds, and the Class 4 Bonds were retired in August 1994, February 1997, August 1999 and August 2005, respectively.

6. The Certificates of Beneficial Interest

Information regarding the Trust’s fully paid, nonassessable shares of certificates of beneficial interest as of June 30, 2006, and for the year then ended, is as follows:

	Class A	Class B

Number of shares outstanding	500	10,000
Par value per share	$1	$1
Fixed dividend rate per annum (cumulative)	6%	0%

The Declaration of Trust provides that distributions on the Class A and Class B Certificates are payable solely from Available Funds (as defined in the Declaration of Trust), it any, transferred from the Bond Trustee to the Owner Trustee. Prior to payment of the Bonds in full and discharge of the Indenture, the Declaration of Trust provides that Available Funds be applied in the following order of priority:

a.               To pay any indemnities or Trust expenses not otherwise payable as administrative expenses;

b.              To the Class A Certificate holders for dividends accrued or in arrears; and

c.               To the Class B Certificate holders, subject to the limitations described below;

The “fixed liquidation price” of the Class A Certificates is $100 per share. In the event of liquidation, dissolution or termination of the Trust, the Class A Certificate holders are entitled to receive, in cash, the fixed liquidation price together with all dividends accrued or in arrears to that date, before any distribution of the assets of the Trust are made to the Class B Certificate holders; the Class A Certificate holders are entitled to no further participation in such distribution. If upon any such liquidation, dissolution or termination, the assets distributable to the Class A Certificate holders are insufficient to permit the payment of the full preferential amount, the entire assets of the Trust are to be distributed to the holders of the Class A Certificates then outstanding.

The Declaration of Trust provides that no distributions can be made to the Class B Certificate holders to the extent that such distributions would cause the net assets of the Trust to be less than the aggregate fixed liquidation price of the outstanding Class A Certificates.

The Indenture provides that upon repayment of the Bonds in full and the discharge of the Indenture, any Loans or other assets held by the Bond Trustee will be transferred to the Owner Trustee. The Declaration of Trust provides that the cash funds on that date, as well as subsequent cash receipts from any remaining Loans, are to be applied by the Owner Trustee as described above.

The Certificates are transferable pursuant to conditions in the Declaration of Trust.

7. Trustee and Servicing Fees

Bond Trustee

The Indenture provides that the Bond Trustee is to receive, on each August 1, an annual fee equal to .015% of the aggregate outstanding principal amount of the Loans on the immediately preceding Bond Payment Date.

Owner Trustee

The Indenture provides that the Owner Trustee is to receive a semiannual fee of $6,500 on February 1 and August 1 of each year.

Servicer

The Servicing Agreement provides that the Servicer is to receive a monthly servicing fee equal to one-twelfth of 0.195% of the outstanding principal balance of each Loan on the first day of the preceding month.

8. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures About Fair Value of Financial Instruments,” (“SFAS No. 107”) requires the Trust to disclose estimated fair values of certain of its financial instruments. As SFAS No. 107 allows the use of a wide range of valuation techniques, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

The carrying amounts of the financial assets and liabilities of the Trust as disclosed in the statement of assets and liabilities represent their fair value, except for the temporary investments, investments in loans and bonds payable. The estimated fair value of the investments in loans is not practicably estimable as these loans are not liquid and the cost of estimating the fair value is prohibitively expensive. A listing of all of the investments in loans, including their related carrying amounts, interest rates and maturities are included in the schedule of investments in loans. The estimated fair value of the bonds payable is not practicably estimable as these bonds payable include the value of the net assets of the Trust upon liquidation.

Public Facility Loan Trust

Asset Portfolio

6/30/2006 (Unaudited)

ID	Cusip Number	Description	State	Stated Interest Rate %	Maturity Date	Current Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost
40005901	40005901	ARDMORE WATERWORKS	Alabama	5.000	7/1/2009	78,000	0.49%	71,250	0.51%
40000501	40000501	BIG COVE WATER AUTHORITY	Alabama	4.000	7/1/2006	9,000	0.06%	8,999	0.06%
40007801	40007801	CITY OF FAYETTE	Alabama	4.250	4/1/2008	43,000	0.27%	40,303	0.29%
40006401	40006401	CITY OF GUNTERSVILLE	Alabama	4.500	1/1/2007	13,000	0.08%	12,812	0.09%
40006402	40006402	CITY OF GUNTERSVILLE	Alabama	6.000	1/1/2009	62,000	0.39%	58,372	0.42%
40005501	40005501	DOUGLAS WATER AND FIRE	Alabama	5.000	1/1/2009	190,000	1.19%	176,729	1.26%
40003801	40003801	ENTERPRISE PUBLIC BUILDING	Alabama	4.500	11/1/2007	101,000	0.63%	96,357	0.69%
40001801	40001801	HAZEL GREEN WATER & FIRE	Alabama	4.500	8/1/2007	83,000	0.52%	79,786	0.57%
40005101	40005101	HELENA UTILITIES BOARD	Alabama	5.625	12/1/2012	180,000	1.13%	148,101	1.06%
40002302	40002302	LITTLEVILLE WATERWORKS	Alabama	5.000	2/1/2009	50,000	0.31%	44,815	0.32%
40002601	40002601	MAYSVILLE WTR & FIRE PR	Alabama	4.500	8/1/2007	32,000	0.20%	30,780	0.22%
40004101	40004101	SELMA PUBLIC BUILDING AUTH.	Alabama	5.625	5/1/2014	650,000	4.08%	508,286	3.63%
40005902	40005902	TOWN OF ARDMORE	Alabama	5.000	7/1/2009	10,000	0.06%	9,070	0.06%
40005001	40005001	TOWN OF BLOUNTSVILLE	Alabama	5.625	12/1/2006	25,999	0.16%	25,631	0.18%
40001501	40001501	TOWN OF GRANT	Alabama	6.000	7/1/2007	8,000	0.05%	7,784	0.06%
40001601	40001601	TOWN OF GULF SHORES	Alabama	4.000	4/1/2007	18,000	0.11%	17,523	0.13%
40007301	40007301	TOWN OF MOULTON	Alabama	3.750	9/1/2007	95,000	0.60%	90,633	0.65%
40007501	40007501	TOWN OF PARRISH	Alabama	5.625	12/1/2007	39,000	0.24%	37,204	0.27%
40004601	40004601	TOWN OF SLOCOMB	Alabama	4.125	12/1/2007	51,000	0.32%	47,948	0.34%
40006601	40006601	WINFIELD WATERWORKS	Alabama	5.625	10/1/2008	28,000	0.18%	26,049	0.19%
			Alabama Total			1,765,999	11.08%	1,538,432	11.00%
40008601	40008601	GREATER JUNEAU BOROUGH	Alaska	4.500	10/1/2008	135,000	0.85%	125,475	0.90%
			Alaska Total			135,000	0.85%	125,475	0.90%
40009201	40009201	ARKANSAS STATE UNIVERSIT	Arkansas	4.500	10/1/2009	460,000	2.89%	403,714	2.89%
40010101	40010101	CITY OF CENTER HILL	Arkansas	5.625	10/1/2012	172,000	1.08%	142,630	1.02%
40013502	40013502	CITY OF PARKDALE	Arkansas	4.500	4/1/2007	6,000	0.04%	5,845	0.04%
40014002	40014002	CITY OF SALEM	Arkansas	4.250	10/1/2006	15,000	0.09%	14,745	0.11%
40014003	40014003	CITY OF SALEM	Arkansas	4.250	10/1/2007	15,100	0.09%	13,858	0.10%
40015002	40015002	CITY OF WEST FORK	Arkansas	4.500	4/1/2008	16,000	0.10%	15,052	0.11%
40013101	40013101	TOWN OF NORPHLET	Arkansas	4.000	7/1/2007	15,000	0.09%	14,464	0.10%
			Arkansas Total			699,100	4.39%	610,308	4.36%
40015401	40015401	APPLE VALLEY HGTS CO WTR	California	4.000	7/1/2008	3,000	0.02%	2,823	0.02%
40016801	40016801	IDYLLWILD CO. WTR. DIST	California	5.000	10/1/2008	150,000	0.94%	139,639	1.00%
			California Total			153,000	0.96%	142,462	1.02%
40018801	40018801	TRI-COUNTY WTR. CONSER.	Colorado	5.000	4/1/2010	800,000	5.02%	664,153	4.75%
			Colorado Total			800,000	5.02%	664,153	4.75%
40019001	40019001	CITY OF ALTAMONTE SPRING	Florida	5.625	2/1/2012	290,000	1.82%	248,103	1.77%
40019004	40019004	CITY OF ALTAMONTE SPRING	Florida	5.375	2/1/2009	180,000	1.13%	167,527	1.20%
40020201	40020201	CITY OF CRYSTAL RIVER	Florida	4.000	9/1/2006	36,000	0.23%	35,760	0.26%
40021001	40021001	CITY OF HOMESTEAD	Florida	4.500	7/1/2007	160,000	1.00%	154,406	1.10%

40021002	40021002	CITY OF HOMESTEAD	Florida	5.625	7/1/2012	329,997	2.07%	278,046	1.99%
40021501	40021501	CITY OF LIVE OAK	Florida	5.625	4/1/2013	125,000	0.78%	102,819	0.74%
40021502	40021502	CITY OF LIVE OAK	Florida	5.625	4/1/2013	128,000	0.80%	105,375	0.75%
40020001	40020001	TOWN OF CEDAR GROVE	Florida	5.625	5/1/2012	46,803	0.29%	39,457	0.28%
40020401	40020401	TOWN OF EATONVILLE	Florida	6.000	4/1/2011	94,610	0.59%	82,505	0.59%
40022401	40022401	TOWN OF SAINT MARKS	Florida	4.500	5/1/2008	30,000	0.19%	28,127	0.20%
			Florida Total			1,420,410	8.91%	1,242,125	8.88%
40026201	40026201	CALHOUN COUNTY GEORGIA	Georgia	5.375	12/1/2010	195,000	1.22%	167,007	1.19%
40026301	40026301	CANDLER COUNTY HOSP. AUTH.	Georgia	4.750	8/1/2009	155,000	0.97%	138,129	0.99%
40028601	40028601	CITY OF CHUBBUCK	Georgia	6.000	10/1/2012	375,000	2.35%	314,327	2.25%
40025101	40025101	CITY OF EATONTON	Georgia	5.000	9/1/2008	145,000	0.91%	134,838	0.96%
40025501	40025501	CITY OF FORT GAINES	Georgia	4.750	1/1/2008	46,000	0.29%	44,019	0.31%
40027301	40027301	CITY OF METTER	Georgia	5.375	5/1/2011	125,000	0.78%	108,433	0.78%
40028502	40028502	CITY OF WOODSTOCK	Georgia	5.625	7/1/2013	134,999	0.85%	112,324	0.80%
40025601	40025601	TOWN OF FORT OGLETHORPE	Georgia	6.000	10/1/2008	220,000	1.38%	205,821	1.47%
			Georgia Total			1,395,999	8.76%	1,224,898	8.76%
40029801	40029801	CITY OF EAST ST. LOUIS	Illinois	4.750	7/1/2010	85,000	0.53%	74,137	0.53%
40030101	40030101	CITY OF JOHNSTON CITY	Illinois	5.625	11/1/2006	22,000	0.14%	21,754	0.16%
40030801	40030801	CITY OF MONMOUTH	Illinois	3.875	7/1/2006	149,999	0.94%	149,983	1.07%
40031401	40031401	CITY OF STERLING	Illinois	5.000	5/1/2009	150,000	0.94%	135,437	0.97%
40029701	40029701	CURRAN GARDNER TOWNSHIPS	Illinois	4.500	11/1/2007	100,000	0.63%	95,104	0.68%
40030601	40030601	LAKE BLUFF PARK DISTRICT	Illinois	4.000	12/1/2006	26,000	0.16%	25,522	0.18%
			Illinois Total			532,999	3.34%	501,937	3.59%
40032101	40032101	CITY OF EVANSDALE	Indiana	3.625	10/1/2009	75,000	0.47%	66,656	0.48%
40031601	40031601	CORDRY-SWEETWATER CONSER	Indiana	5.000	4/1/2011	145,000	0.91%	125,045	0.89%
40031701	40031701	TOWN OF HANOVER	Indiana	5.000	6/1/2006	7,000	0.04%	7,000	0.05%
			Indiana Total			227,000	1.42%	198,701	1.42%
40032602	40032602	CITY ADAIRVILLE	Kentucky	4.500	3/1/2008	39,000	0.24%	35,837	0.26%
40034101	40034101	CITY OF COLD SPRING	Kentucky	5.375	8/1/2010	149,173	0.94%	132,105	0.94%
40036202	40036202	CITY OF HODGENVILLE	Kentucky	4.500	5/1/2008	49,000	0.31%	46,047	0.33%
40036703	40036703	CITY OF JACKSON	Kentucky	6.000	5/1/2008	12,000	0.08%	11,435	0.08%
40037603	40037603	CITY OF MIDDLESBORO	Kentucky	4.750	4/1/2010	181,000	1.14%	160,453	1.15%
40039504	40039504	CITY OF STANTON	Kentucky	4.750	4/1/2007	17,000	0.11%	16,473	0.12%
40035902	40035902	HENDRON WATER DISTRICT	Kentucky	5.375	2/1/2011	201,000	1.26%	171,993	1.23%
40036101	40036101	HICKORY WATER DIST.	Kentucky	3.750	8/1/2006	38,000	0.24%	37,872	0.27%
			Kentucky Total			686,173	4.30%	612,215	4.38%
40040701	40040701	BAYOU LIBERTY WATER ASSOC.	Louisiana	5.375	9/1/2011	181,000	1.14%	153,541	1.10%
40041201	40041201	CITY OF DONALDSONVILLE	Louisiana	4.500	4/1/2009	63,000	0.40%	57,249	0.41%
40040601	40040601	PARISH OF AVOYELLES HOSP	Louisiana	4.750	11/1/2009	85,000	0.53%	74,586	0.53%
40042501	40042501	PINE HILLS WATERWORKS DI	Louisiana	4.500	7/1/2008	39,000	0.24%	36,539	0.26%
40042601	40042601	PRAIRIE RD, WATER DIST.	Louisiana	5.625	12/1/2012	158,000	0.99%	127,083	0.91%
40041501	40041501	TOWN OF GRAMBLING	Louisiana	5.375	1/1/2010	83,000	0.52%	75,303	0.54%
40041301	40041301	VILLAGE OF EAST HODGE	Louisiana	6.000	9/1/2011	42,000	0.26%	36,197	0.26%
40042401	40042401	VILLAGE OF PARKS	Louisiana	3.750	2/1/2007	8,000	0.05%	7,817	0.06%
40042402	40042402	VILLAGE OF PARKS	Louisiana	5.625	8/1/2012	135,000	0.85%	117,002	0.84%
40043001	40043001	VILLAGE OF SOUTH MANSFIE	Louisiana	4.000	1/1/2008	14,000	0.09%	13,347	0.10%
			Louisiana Total			808,000	5.07%	698,664	4.99%
40044401	40044401	VILLAGE OF ONTONAGON	Michigan	4.500	10/1/2006	15,000	0.09%	14,851	0.11%
			Michigan Total			15,000	0.09%	14,851	0.11%

40044901	40044901	CITY OF LAKE CITY	Minnesota	4.000	10/1/2006	27,000	0.17%	26,701	0.19%
			Minnesota Total			27,000	0.17%	26,701	0.19%
40049302	40049302	CITY OF WAVELAND	Mississippi	5.375	7/1/2007	52,000	0.33%	50,535	0.36%
40049401	40049401	CITY OF WAYNESBORO	Mississippi	6.000	1/1/2008	46,000	0.29%	44,548	0.32%
			Mississippi Total			98,000	0.61%	95,083	0.68%
40050501	40050501	JACKSON CO WATER DIST 15	Missouri	5.625	12/1/2008	246,000	1.54%	227,398	1.63%
			Missouri Total			246,000	1.54%	227,398	1.63%
40051701	40051701	THE WRIGHTSTOWN MUNICIPA	New Jersey	5.625	1/1/2016	209,000	1.31%	161,530	1.15%
			New Jersey Total			209,000	1.31%	161,530	1.15%
40059501	40059501	BRYAN CO HOME AUT NURSIN	North Carolina	4.000	2/1/2007	18,000	0.11%	17,582	0.13%
40058601	40058601	SCIOTO BOARD OF COMMISSIONERS	North Carolina	5.375	5/1/2010	135,000	0.85%	119,634	0.86%
40054602	40054602	TOWN OF HAVELOCK	North Carolina	4.000	6/1/2006	22,000	0.14%	22,000	0.16%
40055902	40055902	TOWN OF NEWPORT	North Carolina	5.625	6/1/2007	2,500	0.02%	2,433	0.02%
40056301	40056301	TOWN OF PRINCEVILLE	North Carolina	6.000	6/1/2008	18,000	0.11%	17,039	0.12%
40058701	40058701	VILLAGE OF SOMERSET	North Carolina	3.625	1/1/2004	—	0.00%	—	0.00%
			North Carolina Total			195,500	1.23%	178,688	1.28%
40060801	40060801	GROVE MUNICIPAL SERVICES	Ohio	4.125	6/1/2007	14,000	0.09%	13,513	0.10%
40061301	40061301	MOORE PUBLIC WORKS AUTHO	Ohio	5.000	1/1/2010	295,000	1.85%	264,061	1.89%
			Ohio Total			309,000	1.94%	277,574	1.98%
40065301	40065301	CITY OF BEAUFORT	Oklahoma	5.625	10/1/2014	663,000	4.16%	525,057	3.75%
40061502	40061502	MULDROW UTILITY AUTHORIT	Oklahoma	5.000	4/1/2009	130,000	0.82%	119,371	0.85%
40062101	40062101	PAULS VALLEY HOSP AUTHOR	Oklahoma	4.500	4/1/2007	41,000	0.26%	39,813	0.28%
40066501	40066501	TOWN OF FAIRFAX	Oklahoma	4.750	4/1/2009	75,000	0.47%	68,096	0.49%
40068701	40068701	TOWN OF SUMMERTON	Oklahoma	4.750	4/1/2010	82,000	0.51%	72,479	0.52%
40069001	40069001	TOWN OF WARE SHOALS	Oklahoma	5.375	7/1/2009	34,000	0.21%	31,284	0.22%
40063401	40063401	VALLEY VIEW HOSPITAL AUT	Oklahoma	4.125	12/1/2007	111,000	0.70%	104,436	0.75%
			Oklahoma Total			1,136,000	7.13%	960,536	6.87%
40069201	40069201	CITY OF NORTH SIOUX CITY		5.625	3/1/2012	52,000	0.33%	43,993	0.31%
			South Dokota Total			52,000	0.33%	43,993	0.31%
40069802	40069802	CITY OF ARDMORE	Tennessee	5.000	7/1/2009	4,000	0.03%	3,641	0.03%
40069803	40069803	CITY OF ARDMORE	Tennessee	5.000	7/1/2009	46,000	0.29%	41,981	0.30%
40077301	40077301	CITY OF ARP	Tennessee	4.000	6/15/2006	8,000	0.05%	8,000	0.06%
40070001	40070001	CITY OF ATHENS	Tennessee	4.500	10/1/2008	180,000	1.13%	165,437	1.18%
40072201	40072201	CITY OF GOODLETTSVILLE	Tennessee	4.500	6/1/2009	115,000	0.72%	103,595	0.74%
40074401	40074401	CITY OF RAMER	Tennessee	5.375	3/1/2010	21,000	0.13%	18,791	0.13%
40077101	40077101	TOWN OF ANTHONY	Tennessee	5.625	8/1/2012	58,000	0.36%	49,337	0.35%
40071001	40071001	TOWN OF CHURCHILL	Tennessee	4.500	1/1/2009	119,000	0.75%	110,395	0.79%
40073401	40073401	TOWN OF MICHIE	Tennessee	4.500	7/1/2009	81,000	0.51%	73,396	0.52%
40073701	40073701	TOWN OF OLIVER SPRINGS	Tennessee	5.000	12/1/2008	215,000	1.35%	197,775	1.41%
40076201	40076201	UN FORK-BAKEWELL	Tennessee	4.500	6/1/2009	71,000	0.45%	63,884	0.46%
40076702	40076702	UTILITY DISTRICT	Tennessee	4.500	5/1/2008	73,000	0.46%	68,329	0.49%
			Tennessee Total			991,000	6.22%	904,561	6.47%
40078401	40078401	BRAZORIA COUNTY WATER CO	Texas	5.000	11/1/2008	33,000	0.21%	30,643	0.22%
40078901	40078901	CARDINAL MEADOWS IMPVT D	Texas	4.500	3/1/2009	14,516	0.09%	13,205	0.09%
40079101	40079101	CHILDRESS GENERAL HOSPIT	Texas	4.500	7/1/2008	83,000	0.52%	77,379	0.55%
40080201	40080201	CITY DALWORTHINGTON GARD	Texas	4.500	7/1/2008	26,000	0.16%	24,329	0.17%
40077503	40077503	CITY OF AUBREY	Texas	4.000	8/1/2006	3,500	0.02%	3,487	0.02%
40078702	40078702	CITY OF BYERS	Texas	4.000	8/1/2006	7,000	0.04%	6,976	0.05%

40079502	40079502	CITY OF COPPELL	Texas	4.000	5/1/2006	1,980	0.01%	1,980	0.01%
40080801	40080801	CITY OF FATE	Texas	5.000	3/1/2010	27,000	0.17%	23,978	0.17%
40080901	40080901	CITY OF GARY	Texas	4.500	10/1/2007	102,000	0.64%	97,305	0.70%
40081201	40081201	CITY OF GREY FOREST	Texas	4.500	12/1/2007	160,000	1.00%	151,495	1.08%
40088301	40088301	CITY OF HARRISVILLE	Texas	4.500	7/1/2009	28,000	0.18%	25,632	0.18%
40081501	40081501	CITY OF HOOKS	Texas	5.375	12/1/2010	189,000	1.19%	162,538	1.16%
40081901	40081901	CITY OF HUXLEY	Texas	5.000	3/1/2009	215,000	1.35%	196,943	1.41%
40083001	40083001	CITY OF LUCAS	Texas	5.000	12/1/2009	49,000	0.31%	43,692	0.31%
40083802	40083802	CITY OF NEW SUMMERFIELD	Texas	4.500	5/1/2007	14,000	0.09%	13,596	0.10%
40088501	40088501	CITY OF PLAIN CITY	Texas	4.500	5/1/2012	166,000	1.04%	135,812	0.97%
40084901	40084901	CITY OF QUEEN CITY	Texas	5.375	12/1/2011	210,000	1.32%	176,186	1.26%
40085101	40085101	CITY OF RAYMONDVILLE	Texas	5.375	3/1/2010	60,000	0.38%	54,197	0.39%
40085401	40085401	CITY OF RENO	Texas	5.625	1/1/2013	98,000	0.61%	83,102	0.59%
40082001	40082001	COUNTY MUNICIPAL WATER D	Texas	5.000	4/1/2009	100,000	0.63%	91,290	0.65%
40080101	40080101	COUNTY OF CULBERSON	Texas	5.000	10/1/2009	60,000	0.38%	53,084	0.38%
40086001	40086001	COUNTY OF SAN PATRICIO	Texas	4.500	7/1/2008	27,000	0.17%	25,107	0.18%
40079801	40079801	CROSBY MUNICIPAL DISTRIC	Texas	5.625	1/1/2013	108,000	0.68%	91,599	0.65%
40079802	40079802	CROSBY MUNICIPAL DISTRIC	Texas	5.625	1/1/2013	360,000	2.26%	304,661	2.18%
40080701	40080701	FANNIN COUNTY HOSPITAL	Texas	6.000	2/1/2011	419,850	2.63%	363,798	2.60%
40088201	40088201	FARR WEST CITY SEWER IMP	Texas	4.500	11/1/2009	8,000	0.05%	7,201	0.05%
40088202	40088202	FARR WEST CITY SEWER IMP	Texas	4.500	11/1/2009	18,000	0.11%	15,877	0.11%
40083201	40083201	MACEDONIA-EYLAN FRESH WATER	Texas	4.500	5/1/2010	73,000	0.46%	63,791	0.46%
40085301	40085301	RED RIVER AUTHORITY OF T	Texas	4.500	4/1/2009	22,000	0.14%	19,802	0.14%
40086201	40086201	SCHAEFER ROAD RURAL WATER	Texas	5.000	2/1/2010	28,000	0.18%	25,112	0.18%
40086502	40086502	SEYMOUR HOSPITAL AUTH.	Texas	4.500	8/1/2007	12,000	0.08%	11,488	0.08%
40086501	40086501	SEYMOUR HOSPITAL AUTHORI	Texas	4.500	8/1/2007	88,000	0.55%	84,245	0.60%
40086701	40086701	SOUTH LIMESTONE HOSPITAL	Texas	6.000	10/1/2011	200,000	1.25%	169,301	1.21%
40079601	40079601	TOWN OF CORBES	Texas	5.375	1/1/2010	22,000	0.14%	20,063	0.14%
40087401	40087401	TOWN OF WHITEHOUSE	Texas	5.000	3/1/2010	95,000	0.60%	84,996	0.61%
			Texas Total			3,127,846	19.62%	2,753,890	19.69%
40088601	40088601	CITY OF PLEASANT VIEW	Utah	6.000	9/1/2011	152,000	0.95%	131,320	0.94%
40088801	40088801	SALT LAKE COUNTY	Utah	6.000	7/1/2013	620,000	3.89%	523,579	3.74%
			Utah Total			772,000	4.84%	654,899	4.68%
40089801	40089801	PORT OF KINGSTON	Washington	4.000	7/1/2006	55,856	0.35%	55,850	0.40%
40089802	40089802	PORT OF KINGSTON	Washington	5.000	7/1/2006	4,047	0.03%	4,047	0.03%
			Washington Total			59,903	0.38%	59,897	0.43%
40090301	40090301	CITY OF BENWOOD	West Virginia	6.000	1/1/2012	79,000	0.50%	69,364	0.50%
			West Virginia Total			79,000	0.50%	69,364	0.50%
						15,940,929		13,988,335

Item 2.                                   Code of Ethics.

Not applicable to the registrant.

Item 3.                                   Audit Committee Financial Expert.

Not applicable to the registrant.

Item 4.                                   Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.                                   Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.                                   Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1.

Item 7.                                   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.                                   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the registrant.

Item 9.                                   Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 10.                            Controls and Procedures.

Not applicable to the registrant.

Item 11.                            Exhibits.

The following exhibits are attached to this Form N-CSR:

(a)

1)              Code of Ethics or amendments:  not applicable to the registrant.

2)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act  (17 CFR 270.30a-2(a)) is attached as Exhibit 99.1.

3)              Written solicitation to purchase securities:  not applicable to the registrant.

4)              Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached as Exhibit 99.2.

5)              Attestation Report of Independent Accountants, Pricewaterhouse Coopers, LLP, is attached as Exhibit 99.3.

6)              GMAC reports pursuant to sections 1302 and 1307 of the Servicing Agreement are attached as Exhibit 99.4.

(b)  Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Act  (17 CFR 270.30a-2(a)) is attached as Exhibit 99.5.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	PUBLIC FACILITY LOAN TRUST

By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988, amended and restated as of August 25, 1988

By:	/s/ David W. Doucette

David W. Doucette
Vice President

Date:	January 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988, amended and restated as of August 25, 1988

By (signature and title)*:	/s/ David W. Doucette

David W. Doucette
Vice President

Date:	January 3, 2007

* Print the name and title of each signing officer under his or her signature.